Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Income Tax Rate
[a]	The provision for income taxes differs from the expense that would be obtained by applying the Canadian statutory income tax rate as a result of the following:

	2020	2019

Canadian statutory income tax rate	26.5%	26.5%
Impairment of investments [note 2]	8.6	8.2
Net effect of losses not benefited	8.1	0.8
Tax on repatriation of foreign earnings	4.4	1.9
Foreign exchange re-measurement [i]	3.4	0.1
Valuation allowance on deferred tax assets	0.6	—
Non-taxable capital losses (gains) [ii]	0.5	(2.5)
Manufacturing and processing profits deduction	(0.1)	(0.4)
Earnings of equity accounted investees	(3.6)	(1.3)
Research and development tax credits	(3.7)	(2.4)
Reserve for uncertain tax positions	(4.0)	(0.5)
Foreign rate differentials	(7.3)	(3.3)
Others	(0.7)	(0.5)

Effective income tax rate	32.7%	26.6%

[i]
Includes foreign exchange gains reported on U.S. dollar denominated assets for Mexican tax purposes that are not recognized for GAAP purposes and losses related to the re-measurement
of financial statement balances of foreign subsidiaries, primarily in Mexico, that are maintained in a currency other than their functional currency.

[ii]	During the year ended December 31, 2019, the Company had non-taxable capital gains mainly related to the sale of the FP&C business [note 2].

Details of Income before Income Taxes by Jurisdiction
[b]	The details of income before income taxes by jurisdiction are as follows:

	2020	2019

Canadian	$93	$583
Foreign	913	1,640

	$1,006	$2,223

Details of Income Tax Provision	[c] The details of the income tax provision are as follows:

	2020	2019

Current
Canadian	$10	$117
Foreign	302	467

	312	584

Deferred
Canadian	17	3
Foreign	—	4

	17	7

	$329	$591

Summary of Deferred Income Taxes Provided on Temporary Differences
[d]	Deferred income taxes have been provided on temporary differences, which consist of the following:

	2020	2019

Tax depreciation in excess of book depreciation	$50	$7
Tax on undistributed foreign earnings	23	1
Change in valuation allowance on deferred tax assets	6	1
Liabilities currently not deductible for tax	(2)	(43)
Book amortization (in excess of) less than tax amortization	(17)	43
Net tax losses benefited	(38)	29
Others	(5)	(31)

	$17	$7

Summary of Deferred Tax Assets and Liabilities
[e]	Deferred tax assets and liabilities consist of the following temporary differences:

	2020	2019

Assets
Tax benefit of loss carryforwards	$735	$622
Operating lease liabilities	469	452
Liabilities currently not deductible for tax	259	234
Unrealized loss on foreign exchange hedges and retirement liabilities	87	69
Tax credit carryforwards	64	70
Others	46	41

	1,660	1,488
Valuation allowance against tax benefit of loss carryforwards	(569)	(515)
Other valuation allowance	(206)	(170)

	$885	$803

Liabilities
Operating lease right-of-use assets	470	447
Tax depreciation in excess of book depreciation	239	242
Tax on undistributed foreign earnings	163	137
Other assets book value in excess of tax values	65	66
Unrealized gain on foreign exchange hedges and retirement liabilities	17	18
Unrealized gain on remeasurement of investments	11	4

	965	914

Net deferred tax liabilities	$(80)	$ (111)

Net Deferred Tax Liabilities Presented on Consolidated Balance Sheet
The net deferred tax liabilities are presented on the consolidated balance sheet in the following categories:

	2020	2019

Long-term deferred tax assets	$372	$308
Long-term deferred tax liabilities	(452)	(419)

	$(80)	$(111)

Summary of Changes in Gross Unrecognized Tax Benefits
[i]
As at December 31, 2020 and 2019, the Company’s gross unrecognized tax benefits were $182 million and $192 million, respectively [excluding interest and penalties], of which $165 million and $174 million, respectively, if recognized, would affect the Company’s effective tax rate. The gross unrecognized tax benefits differ from the amount that would affect the Company’s effective tax rate due primarily to the impact of the valuation allowance on deferred tax assets. A summary of the changes in gross unrecognized tax benefits is as follows:

	2020	2019

Balance, beginning of year	$192	$198
Increase based on tax positions related to current year	27	21
Decrease based on tax positions of prior years	—	(2)
Increase related to acquisitions	11	3
Settlements	(1)	(4)
Statute expirations	(52)	(21)
Foreign currency translation	5	(3)

	$182	$192